Intangible assets (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Intangible Assets	$ 334	$ 335	$ 316